Exhibit 99.1

World Omni Auto Receivables Trust 2023-D

Monthly Servicer Certificate

October 31, 2024

Dates Covered
Collections Period	10/01/24 - 10/31/24
Interest Accrual Period	10/15/24 - 11/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/24	666,766,094.19	33,430
Yield Supplement Overcollateralization Amount 09/30/24	65,747,379.26	0
Receivables Balance 09/30/24	732,513,473.45	33,430
Principal Payments	28,985,212.77	680
Defaulted Receivables	941,469.46	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/24	62,182,949.24	0
Pool Balance at 10/31/24	640,403,841.98	32,717

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.77%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	9,486,898.58	355
Past Due 61-90 days	2,851,846.76	102
Past Due 91-120 days	553,292.71	22
Past Due 121+ days	0.00	0
Total	12,892,038.05	479

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.48%
Delinquency Trigger Occurred	NO

Recoveries	519,086.49
Aggregate Net Losses/(Gains) - October 2024	422,382.97
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.69%
Prior Net Losses/(Gains) Ratio	0.61%
Second Prior Net Losses/(Gains) Ratio	0.34%
Third Prior Net Losses/(Gains) Ratio	0.22%
Four Month Average	0.47%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.33%

Overcollateralization Target Amount	7,364,644.18
Actual Overcollateralization	7,364,644.18
Weighted Average Contract Rate	6.23%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	49.99

Flow of Funds	$ Amount
Collections	33,266,189.57
Investment Earnings on Cash Accounts	14,366.44
Servicing Fee	(610,427.89)
Transfer to Collection Account	-
Available Funds	32,670,128.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,976,093.69
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	3,674,442.13
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,364,644.18
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,402,912.12

Total Distributions of Available Funds	32,670,128.12

Servicing Fee	610,427.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 10/15/24	659,098,284.11
Principal Paid	26,059,086.31
Note Balance @ 11/15/24	633,039,197.80

Class A-1
Note Balance @ 10/15/24	0.00
Principal Paid	0.00
Note Balance @ 11/15/24	0.00
Note Factor @ 11/15/24	0.0000000%

Class A-2a
Note Balance @ 10/15/24	117,329,142.04
Principal Paid	13,029,543.16
Note Balance @ 11/15/24	104,299,598.88
Note Factor @ 11/15/24	55.2141868%

Class A-2b
Note Balance @ 10/15/24	117,329,142.07
Principal Paid	13,029,543.15
Note Balance @ 11/15/24	104,299,598.92
Note Factor @ 11/15/24	55.2141868%

Class A-3
Note Balance @ 10/15/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	317,800,000.00
Note Factor @ 11/15/24	100.0000000%

Class A-4
Note Balance @ 10/15/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	61,560,000.00
Note Factor @ 11/15/24	100.0000000%

Class B
Note Balance @ 10/15/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	30,060,000.00
Note Factor @ 11/15/24	100.0000000%

Class C
Note Balance @ 10/15/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 11/15/24	15,020,000.00
Note Factor @ 11/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,208,129.69
Total Principal Paid	26,059,086.31
Total Paid	29,267,216.00

Class A-1
Coupon	5.66800%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.91000%
Interest Paid	577,846.02
Principal Paid	13,029,543.16
Total Paid to A-2a Holders	13,607,389.18

Class A-2b
SOFR Rate	5.00981%
Coupon	5.58981%
Interest Paid	564,757.67
Principal Paid	13,029,543.15
Total Paid to A-2b Holders	13,594,300.82

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.2102485
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.0762967
Total Distribution Amount	29.2865452

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.0590049
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	68.9758770
Total A-2a Distribution Amount	72.0348819

A-2b Interest Distribution Amount	2.9897177
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	68.9758769
Total A-2b Distribution Amount	71.9655946

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	141.01
Noteholders' Third Priority Principal Distributable Amount	576.38
Noteholders' Principal Distributable Amount	282.61

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/24	2,504,634.24
Investment Earnings	10,081.66
Investment Earnings Paid	(10,081.66)
Deposit/(Withdrawal)	-
Balance as of 11/15/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$9,294,255.34	3,992,303.74	4,874,426.51
Number of Extensions	331	141	178
Ratio of extensions to Beginning of Period Receivables Balance	1.27%	0.52%	0.61%